Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Policies and Practices

From time to time, we award stock options to our employees, including the named executive officers. In April 2025, we adopted an equity award grant policy that governs the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Under our equity award grant policy, both new-hire option grants and periodic annual refresh employee grants become effective on the first Monday of the next month that is a trading day following approval, and such grants are typically approved at a meeting of the compensation and human capital management committee or (for non-executive employees) pursuant to authority delegated by such committee to our chief executive officer. Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively. For additional information on our non-employee director compensation program, see below under the heading, “Executive and Director Compensation—Director Compensation.” The compensation and human capital management committee considers whether there is any material nonpublic information, or MNPI, about our company when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	In April 2025, we adopted an equity award grant policy that governs the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Under our equity award grant policy, both new-hire option grants and periodic annual refresh employee grants become effective on the first Monday of the next month that is a trading day following approval, and such grants are typically approved at a meeting of the compensation and human capital management committee or (for non-executive employees) pursuant to authority delegated by such committee to our chief executive officer. Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false